Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Payable [Abstract]
Schedule of Convertible Notes	The balance of the convertible notes as of September 30, 2023 and December 31, 2022 is as follows:
	September 30,	December 31,
	2023	2022
Convertible notes payable	$44,939	$57,252
Less: Discount	(12,154)	(19,833)
Convertible notes payable, net	$32,785	$37,419
The balance of the convertible notes as of December 31, 2022 and December 31, 2021 is as follows:
	December 31,	December 31,
	2022	2021
Convertible notes payable	$57,252	$72,252
Less: Discount	19,833	38,270
Convertible notes payable, net	$37,419	$33,982

Schedule of Promissory	The balance of the promissory as of September 30, 2023 and December 31, 2022 is as follows:
	September 30,	December 31,
	2023	2022
Promissory notes payable	$20,229,759	$20,229,759
Promissory notes payable-related party	7,800	7,800
Less: Discount	(2,854,483)	(5,117,631)
Less: Deferred finance costs	(24,200)	(49,132)
Promissory notes payable, net	$17,358,876	$15,070,796
The balance of the promissory as of December 31, 2022 and December 31, 2021 is as follows:
	December 31,	December 31,
	2022	2021
Promissory notes payable	$20,237,559	$20,243,335
Less: Discount	5,117,631	6,822,622
Less: Deferred finance costs	49,132	82,466
Promissory notes payable, net	$15,070,796	$13,338,247

Schedule of Fair Values of the Embedded Convertible Notes Derivatives and Tainted Convertible Notes Using the Lattice Valuation	The Company determined the fair values of the embedded convertible notes derivatives and tainted convertible notes using the lattice valuation model with the following assumptions:
September 30,
2023
Common stock issuable	236,822
Market value of common stock on measurement date	$0.0129
Adjusted exercise price	$0.06
Risk free interest rate	5.20%
Instrument lives in years	1.25 Year
Expected volatility	64%
Expected dividend yields	None
The Company determined the fair values of the embedded convertible notes derivatives and tainted convertible notes using the lattice valuation model with the following assumptions:
December 31,
2022
Common stock issuable	365,463
Market value of common stock on measurement date	$0.019
Adjusted exercise price	$0.06
Risk free interest rate	4.34%
Instrument lives in years	2.00 Year
Expected volatility	79%
Expected dividend yields	None

Schedule of Fair Value of the Derivative Liability	The balance of the fair value of the derivative liability as of September 30, 2023 and December 31, 2022 is as follows:
Balance at December 31, 2021	$20,442
Additions	-
Fair value loss	(10,856)
Conversions	(2,642)
Balance at December 31, 2022	6,944
Additions	-
Fair value gain	(2,541)
Conversions	(1,348)
Balance at September 30, 2023	$3,055
The balance of the fair value of the derivative liability as of December 31, 2022 and December 31, 2021 is as follows:
Balance at December 31, 2020	$-
Additions	24,186
Fair value loss	(3,744)
Conversions	-
Balance at December 31, 2021	20,442
Additions	-
Fair value gain	(13,448)
Conversions	-
Balance at December 31, 2022	$6,944